FINANCIAL INSTRUMENTS (Details 3) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 3,617,628	$ 1,972,082	$ 2,094,412	$ 1,275,756
Convertible debentures	1,832,511
Business acquisition consideration payable	505,340	360,000	$ 360,000	$ 360,000
Year 1 [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	2,119,223	1,358,962
Lease liabilities	718,832	925,976
Convertible debentures
Debt	558,515	780,358
Business acquisition consideration payable	505,340	360,000
Total	3,901,910	3,425,296
Years 2 To 3 [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Lease liabilities	937,627	1,041,614
Convertible debentures	1,832,511
Debt	1,542,088	82,346
Business acquisition consideration payable	2,189,486
Total	6,501,712	1,123,960
Over 3 Years To 5 Years [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Lease liabilities	2,680,001	930,468
Convertible debentures		2,459,924
Debt
Business acquisition consideration payable
Total	$ 2,680,001	$ 3,390,392